Right of use assets and leases - Movement in right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,111	$ 0
Exchange rate adjustment	8	8
Acquisitions	12	30
Additions	94	115
Disposals and remeasurements	50	16
Depreciation charge for the year	(254)	(268)
Impairment charge for the year		(10)
Reclassification as held for sale	(126)
Net book value at end of period	895	1,111
Adjustment on adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		1,220
After adjustment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		1,220
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	849	0
Exchange rate adjustment	7	8
Acquisitions	12	28
Additions	45	54
Disposals and remeasurements	66	19
Depreciation charge for the year	(181)	(191)
Impairment charge for the year		(9)
Reclassification as held for sale	(108)
Net book value at end of period	690	849
Land and buildings | Adjustment on adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		940
Land and buildings | After adjustment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		940
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	262	0
Exchange rate adjustment	1	0
Acquisitions	0	2
Additions	49	61
Disposals and remeasurements	(16)	(3)
Depreciation charge for the year	(73)	(77)
Impairment charge for the year		(1)
Reclassification as held for sale	(18)
Net book value at end of period	$ 205	262
Plant and machinery | Adjustment on adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		280
Plant and machinery | After adjustment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period		$ 280